Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000059814 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059814 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059814 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059814 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059814 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059814 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059814 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059814 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059814 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059814 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059814 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000059814 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000059814 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059814 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000059815 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000059815 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059815 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059815 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000059815 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059815 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059815 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059815 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059815 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059815 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059815 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000059815 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000059815 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059815 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000033348 | American Funds Asset Allocation Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033348 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033348 | Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000033350 | American Funds The Bond Fund of America, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033350 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033350 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000033346 | American Funds Global Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033346 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033346 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000033344 | American Funds Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033344 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033344 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000046995 | American Funds Growth-Income Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000046995 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000046995 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000014751 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014751 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014751 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014751 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000014751 | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014751 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014751 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014751 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014751 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014751 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014751 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014751 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014751 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014751 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014751 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014752 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014752 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014752 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014752 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000014752 | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014752 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014752 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014752 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014752 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014752 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014752 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014752 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014752 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014752 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014752 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014753 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014753 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014753 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014753 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000014753 | Banks
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014753 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014753 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014753 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014753 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014753 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014753 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014753 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014753 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014753 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014753 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154836 | BlackRock Global Allocation VI Fund, I, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000154836 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000154836 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000060396 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000060396 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000060396 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000060396 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000060396 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060396 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060396 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060396 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060396 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060396 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060396 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060396 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060396 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000060396 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000060397 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000060397 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000060397 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000060397 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000060397 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060397 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060397 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060397 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060397 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060397 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060397 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060397 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060397 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000060397 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000244891 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000244891 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244891 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244891 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244891 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244891 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244891 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244891 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244891 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244891 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244891 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244891 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244891 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244891 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000060405 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060405 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060405 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060405 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000060405 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060405 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000060405 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060405 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060405 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060405 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060405 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060405 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060405 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000060405 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000060404 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060404 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060404 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060404 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000060404 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060404 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000060404 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060404 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060404 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060404 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060404 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060404 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060404 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000060404 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000244895 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244895 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244895 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244895 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244895 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244895 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000244895 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244895 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244895 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244895 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244895 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244895 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244895 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000244895 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000060400 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060400 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000060400 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000060400 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000060400 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060400 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000060400 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060400 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060400 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060400 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060400 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060400 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060400 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000060400 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000060401 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060401 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000060401 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000060401 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000060401 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060401 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000060401 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060401 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060401 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060401 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060401 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060401 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060401 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000060401 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000244893 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000244893 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000244893 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000244893 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244893 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244893 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000244893 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244893 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244893 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244893 | Other
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244893 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244893 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244893 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000244893 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000060408 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060408 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060408 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060408 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060408 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000060408 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060408 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060408 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060408 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000060408 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060408 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060408 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060408 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000060408 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000060409 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060409 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060409 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060409 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060409 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000060409 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060409 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060409 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060409 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000060409 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060409 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060409 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060409 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000060409 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000244897 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244897 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244897 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244897 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244897 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000244897 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244897 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244897 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244897 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244897 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244897 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244897 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244897 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000244897 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000139947 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139947 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000139947 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000139947 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000139947 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139947 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000139947 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000139947 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139947 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139947 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139947 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139947 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000139947 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000139947 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000125905 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000125905 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125905 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125905 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125905 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125905 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000125905 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125905 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125905 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125905 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000125905 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125905 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125905 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000125905 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000139946 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000139946 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000139946 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000139946 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000139946 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139946 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000139946 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139946 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139946 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139946 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000139946 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139946 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139946 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000139946 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000125904 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000125904 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000125904 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125904 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000125904 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125904 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000125904 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125904 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125904 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125904 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125904 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125904 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125904 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000125904 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000060402 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000060402 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000060402 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060402 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060402 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060402 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000060402 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060402 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060402 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060402 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060402 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060402 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060402 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000060402 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000060403 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000060403 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000060403 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060403 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060403 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060403 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000060403 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060403 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060403 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060403 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060403 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060403 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060403 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000060403 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000244894 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244894 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244894 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244894 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244894 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244894 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000244894 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244894 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244894 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244894 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244894 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244894 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244894 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000244894 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000060398 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000060398 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000060398 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000060398 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060398 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060398 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000060398 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060398 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060398 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060398 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060398 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060398 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060398 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000060398 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000060399 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000060399 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000060399 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000060399 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060399 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060399 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000060399 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060399 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060399 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060399 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060399 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060399 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060399 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000060399 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000244892 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244892 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244892 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244892 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244892 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000244892 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000244892 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244892 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244892 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244892 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244892 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244892 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244892 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000244892 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000060406 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000060406 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060406 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060406 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060406 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060406 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000060406 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060406 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060406 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060406 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060406 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060406 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060406 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000060406 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000060407 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000060407 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060407 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060407 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060407 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060407 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000060407 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060407 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060407 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060407 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060407 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060407 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060407 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000060407 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000244896 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244896 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244896 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244896 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244896 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244896 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000244896 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244896 | JPMorgan Equity Premium Income ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244896 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244896 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000244896 | Nationwide Loomis Core Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244896 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244896 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000244896 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000074474 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074474 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074474 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074474 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000074474 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074474 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074474 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074474 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074474 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074474 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074474 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074474 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000074474 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074474 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074474 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074472 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074472 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074472 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074472 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000074472 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074472 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074472 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074472 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074472 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000074472 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074472 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074472 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000074472 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074472 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074472 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074469 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074469 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074469 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074469 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074469 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000074469 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000074469 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074469 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074469 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074469 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074469 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074469 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000074469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074469 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074469 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074470 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074470 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074470 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074470 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074470 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000074470 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000074470 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074470 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074470 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074470 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074470 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074470 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000074470 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074470 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074470 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220662 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220662 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220662 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220662 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220662 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000220662 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220662 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220662 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220662 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220662 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220662 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220662 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000220662 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220662 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220662 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220661 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220661 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220661 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220661 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220661 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000220661 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220661 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220661 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220661 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220661 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220661 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220661 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000220661 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220661 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220661 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139944 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139944 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000139944 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139944 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000139944 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139944 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139944 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139944 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139944 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000139944 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000139944 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000139944 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000139944 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139944 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000139944 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033502 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000033502 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033502 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033502 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033502 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033502 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033502 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033502 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000033502 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000033502 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000033502 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000033502 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033502 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033502 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192909 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192909 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000192909 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192909 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192909 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192909 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192909 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192909 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192909 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000192909 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000192909 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192909 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192909 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192909 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000192909 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000192909 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000192910 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192910 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000192910 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192910 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192910 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192910 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192910 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192910 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192910 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000192910 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000192910 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192910 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192910 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192910 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000192910 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000192910 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000192911 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192911 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000192911 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192911 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192911 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192911 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192911 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192911 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192911 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000192911 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000192911 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192911 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192911 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192911 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000192911 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000192911 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000168057 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000168057 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000168057 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000168057 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168057 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168057 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168057 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168057 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000168057 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168057 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168057 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168057 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000168057 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014756 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014756 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000014756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000014756 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014756 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014756 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014756 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014756 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014756 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014756 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000014756 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014757 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014757 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000014757 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000014757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014757 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014757 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014757 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014757 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014757 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014757 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014757 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014757 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000014757 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075321 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075321 | China
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000075321 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075321 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000075321 | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000075321 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000075321 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075321 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075321 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075321 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000075321 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000075321 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258083 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000258083 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258083 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258083 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000258083 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000258083 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258083 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258083 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258083 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258083 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258083 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258083 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000258083 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000258083 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000258081 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000258081 | China
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258081 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258081 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000258081 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000258081 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258081 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258081 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258081 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258081 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000258081 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258081 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000258081 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000258081 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000014696 | Other
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000014696 | Tennessee Valley Authority, , 05/15/2035, 4.875
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014696 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014696 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014696 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014696 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014696 | FNMA, , 10/01/2030, 4.04
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014696 | Tennessee Valley Authority, , 08/01/2034, 4.375
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014696 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014696 | FHLMC UMBS, , 12/01/2052, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014696 | FNMA UMBS, , 08/01/2054, 6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014696 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014696 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014696 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000014696 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014696 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000014696 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014696 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014697 | Other
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000014697 | Tennessee Valley Authority, , 05/15/2035, 4.875
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014697 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014697 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014697 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014697 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014697 | FNMA, , 10/01/2030, 4.04
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014697 | Tennessee Valley Authority, , 08/01/2034, 4.375
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014697 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014697 | FHLMC UMBS, , 12/01/2052, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014697 | FNMA UMBS, , 08/01/2054, 6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014697 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014697 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014697 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000014697 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014697 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000014697 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014697 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014699 | Other
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000014699 | Tennessee Valley Authority, , 05/15/2035, 4.875
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014699 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014699 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014699 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014699 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014699 | FNMA, , 10/01/2030, 4.04
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014699 | Tennessee Valley Authority, , 08/01/2034, 4.375
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014699 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014699 | FHLMC UMBS, , 12/01/2052, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014699 | FNMA UMBS, , 08/01/2054, 6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014699 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014699 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014699 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000014699 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014699 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000014699 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014699 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139942 | Other
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000139942 | Tennessee Valley Authority, , 05/15/2035, 4.875
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000139942 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139942 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139942 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000139942 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139942 | FNMA, , 10/01/2030, 4.04
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139942 | Tennessee Valley Authority, , 08/01/2034, 4.375
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139942 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139942 | FHLMC UMBS, , 12/01/2052, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000139942 | FNMA UMBS, , 08/01/2054, 6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000139942 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139942 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139942 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000139942 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000139942 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000139942 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000139942 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014718 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000014718 | U.S. Treasury Bills, , 01/22/2026, 4.07
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014718 | U.S. Treasury Notes, , 4/30/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014718 | U.S. Treasury Notes, , 01/31/2027, 3.7001484
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014718 | U.S. Treasury Bills, , 02/17/2026, 3.76
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014718 | U.S. Treasury Bills, , 01/02/2026, 3.96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014718 | U.S. Treasury Bills, , 06/04/2026, 3.7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014718 | U.S. Treasury Bills, , 02/19/2026, 4.13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014718 | U.S. Treasury Notes, , 7/31/2026, 3.78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014718 | U.S. Treasury Notes, , 10/31/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014718 | U.S. Treasury Bills, , 01/20/2026, 3.87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014718 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000014718 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000014718 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000014718 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000079439 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000079439 | U.S. Treasury Bills, , 01/22/2026, 4.07
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079439 | U.S. Treasury Notes, , 4/30/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079439 | U.S. Treasury Notes, , 01/31/2027, 3.7001484
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079439 | U.S. Treasury Bills, , 02/17/2026, 3.76
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079439 | U.S. Treasury Bills, , 01/02/2026, 3.96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079439 | U.S. Treasury Bills, , 06/04/2026, 3.7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079439 | U.S. Treasury Bills, , 02/19/2026, 4.13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079439 | U.S. Treasury Notes, , 7/31/2026, 3.78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079439 | U.S. Treasury Notes, , 10/31/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079439 | U.S. Treasury Bills, , 01/20/2026, 3.87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079439 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000079439 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000079439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000079439 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000014719 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000014719 | U.S. Treasury Bills, , 01/22/2026, 4.07
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014719 | U.S. Treasury Notes, , 4/30/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014719 | U.S. Treasury Notes, , 01/31/2027, 3.7001484
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014719 | U.S. Treasury Bills, , 02/17/2026, 3.76
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014719 | U.S. Treasury Bills, , 01/02/2026, 3.96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014719 | U.S. Treasury Bills, , 06/04/2026, 3.7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014719 | U.S. Treasury Bills, , 02/19/2026, 4.13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014719 | U.S. Treasury Notes, , 7/31/2026, 3.78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014719 | U.S. Treasury Notes, , 10/31/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014719 | U.S. Treasury Bills, , 01/20/2026, 3.87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014719 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000014719 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000014719 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000014719 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000014720 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000014720 | U.S. Treasury Bills, , 01/22/2026, 4.07
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014720 | U.S. Treasury Notes, , 4/30/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014720 | U.S. Treasury Notes, , 01/31/2027, 3.7001484
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014720 | U.S. Treasury Bills, , 02/17/2026, 3.76
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014720 | U.S. Treasury Bills, , 01/02/2026, 3.96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014720 | U.S. Treasury Bills, , 06/04/2026, 3.7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014720 | U.S. Treasury Bills, , 02/19/2026, 4.13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014720 | U.S. Treasury Notes, , 7/31/2026, 3.78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014720 | U.S. Treasury Notes, , 10/31/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014720 | U.S. Treasury Bills, , 01/20/2026, 3.87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014720 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000014720 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000014720 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000014720 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000204950 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000204950 | U.S. Treasury Bills, , 01/22/2026, 4.07
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204950 | U.S. Treasury Notes, , 4/30/2026, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204950 | U.S. Treasury Notes, , 01/31/2027, 3.7001484
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204950 | U.S. Treasury Bills, , 02/17/2026, 3.76
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204950 | U.S. Treasury Bills, , 01/02/2026, 3.96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204950 | U.S. Treasury Bills, , 06/04/2026, 3.7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204950 | U.S. Treasury Bills, , 02/19/2026, 4.13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204950 | U.S. Treasury Notes, , 7/31/2026, 3.78
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204950 | U.S. Treasury Notes, , 10/31/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204950 | U.S. Treasury Bills, , 01/20/2026, 3.87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000204950 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000204950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000204950 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000059800 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059800 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059800 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000059800 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059800 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059800 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000059800 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000059800 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059800 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000059800 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059800 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059800 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000059800 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059800 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000059801 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059801 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059801 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000059801 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059801 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059801 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000059801 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000059801 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059801 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000059801 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059801 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059801 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000059801 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059801 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000214896 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214896 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000214896 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000214896 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000214896 | India
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000214896 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214896 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214896 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214896 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214896 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214896 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000214896 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214896 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214897 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214897 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000214897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000214897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214897 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000214897 | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214897 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214897 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214897 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000214897 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214897 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000214898 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000214898 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214898 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214898 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000214898 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214898 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000214898 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214898 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214898 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000214898 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214898 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000214898 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214899 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214899 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214899 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214899 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214899 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214899 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214899 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000214899 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214899 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214899 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214899 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214899 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000214899 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000214899 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000014702 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000014702 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000014702 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014702 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014702 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014702 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000014702 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014702 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014702 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014702 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000014702 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014702 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033125 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000033125 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033125 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033125 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033125 | India
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033125 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033125 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033125 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000033125 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033125 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033125 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033125 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000033125 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033125 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139945 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000139945 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000139945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000139945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139945 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000139945 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139945 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139945 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139945 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000139945 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000139945 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033506 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033506 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033506 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033506 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000033506 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033506 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033506 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033506 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033506 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033506 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033506 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033506 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000033506 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033506 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033509 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033509 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033509 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033509 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000033509 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033509 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033509 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033509 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033509 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033509 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033509 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033509 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000033509 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033509 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033505 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000033505 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033505 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033505 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000033505 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033505 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033505 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033505 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033505 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033505 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033505 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033505 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000033505 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033505 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000014736 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014736 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014736 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014736 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014736 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014736 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014736 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014736 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000014736 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014736 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000014736 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014736 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000014737 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014737 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014737 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014737 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014737 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014737 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014737 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014737 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014737 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000014737 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014737 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014737 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000014737 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014737 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000014704 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000014704 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014704 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014704 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014704 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014704 | Other
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000014704 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000014704 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000014704 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014704 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014704 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014704 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014704 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000014704 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014704 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000112221 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000112221 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000112221 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112221 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112221 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112221 | Other
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000112221 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000112221 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000112221 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112221 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112221 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112221 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112221 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000112221 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112221 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000074482 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000074482 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074482 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074482 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000074482 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074482 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000074482 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074482 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074482 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074482 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074482 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074482 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074482 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000074482 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000074482 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000074482 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112234 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112234 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112234 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112234 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000112234 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112234 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000112234 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112234 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000112234 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112234 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112234 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112234 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112234 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000112234 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000112234 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000112234 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074480 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000074480 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000074480 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074480 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074480 | Other
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000074480 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074480 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000074480 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000074480 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074480 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074480 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074480 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074480 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000074480 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000074480 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000074480 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112233 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112233 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112233 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112233 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112233 | Other
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000112233 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112233 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000112233 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000112233 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112233 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112233 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112233 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112233 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000112233 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000112233 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.20%
C000112233 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014706 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014706 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014706 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000014706 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014706 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014706 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014706 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014706 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014706 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014706 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014706 | Nationwide Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014706 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014706 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000014706 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000014706 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014706 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112222 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112222 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000112222 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000112222 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112222 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112222 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112222 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000112222 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000112222 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112222 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112222 | Nationwide Strategic Income Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112222 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112222 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000112222 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000112222 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000112222 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139949 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000139949 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139949 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000139949 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000139949 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139949 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000139949 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139949 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000139949 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139949 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139949 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139949 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000139949 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000139949 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000139949 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000139949 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125907 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125907 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125907 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000125907 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000125907 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125907 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000125907 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125907 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125907 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125907 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125907 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125907 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125907 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000125907 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000125907 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000125907 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000139948 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139948 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000139948 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139948 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000139948 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139948 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000139948 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000139948 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000139948 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000139948 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000139948 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139948 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139948 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139948 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000139948 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000139948 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125906 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000125906 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125906 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125906 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000125906 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125906 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000125906 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125906 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000125906 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125906 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000125906 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000125906 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125906 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125906 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000125906 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000125906 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014708 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014708 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014708 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014708 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014708 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014708 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000014708 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014708 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014708 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014708 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014708 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000014708 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014708 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000014708 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000014708 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000014708 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112223 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000112223 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000112223 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112223 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112223 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112223 | Other
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000112223 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112223 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000112223 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112223 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000112223 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112223 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112223 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000112223 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000112223 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000112223 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014710 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014710 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000014710 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014710 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014710 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014710 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014710 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014710 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014710 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014710 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014710 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014710 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014710 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000014710 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000014710 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000112224 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000112224 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112224 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112224 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112224 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000112224 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000112224 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000112224 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112224 | NVIT Emerging Markets Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112224 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112224 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112224 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112224 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000112224 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000112224 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000014712 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014712 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014712 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014712 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000014712 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014712 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014712 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014712 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014712 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014712 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014712 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014712 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014712 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000014712 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000014712 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000014712 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112225 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112225 | Nationwide Large Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112225 | NVIT Loomis Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112225 | Other
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000112225 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112225 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112225 | Nationwide International Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000112225 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112225 | Nationwide Bond Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112225 | iShares Core International Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112225 | iShares J.P. Morgan USD Emerging Markets Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112225 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112225 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000112225 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000112225 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000112225 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203213 | iShares Core U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000203213 | iShares Core 1-5 Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000203213 | iShares MBS ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203213 | iShares Core Universal USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203213 | iShares Core 10+ Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203213 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203213 | Cantor Fitzgerald & Co., , 1/2/2026, 3.84
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203213 | BofA Securities, Inc., , 1/2/2026, 3.85
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203213 | Citi Global Market, Inc., , 1/2/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203213 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000203213 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
C000203213 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000203214 | iShares Core U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000203214 | iShares Core 1-5 Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000203214 | iShares MBS ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203214 | iShares Core Universal USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203214 | iShares Core 10+ Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000203214 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203214 | Cantor Fitzgerald & Co., , 1/2/2026, 3.84
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203214 | BofA Securities, Inc., , 1/2/2026, 3.85
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000203214 | Citi Global Market, Inc., , 1/2/2026, 3.81
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000203214 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)
C000203214 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000203211 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203211 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203211 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203211 | iShares Core S&P Total U.S. Stock Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000203211 | iShares Core S&P Mid-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000203211 | iShares Core MSCI International Developed Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000203211 | iShares Core MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000203211 | iShares U.S. Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203211 | iShares MSCI USA Momentum Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203211 | iShares MSCI USA Value Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203211 | iShares MSCI USA Quality Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000203211 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C000203211 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203212 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000203212 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203212 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203212 | iShares Core S&P Total U.S. Stock Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000203212 | iShares Core S&P Mid-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000203212 | iShares Core MSCI International Developed Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000203212 | iShares Core MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000203212 | iShares U.S. Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203212 | iShares MSCI USA Momentum Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203212 | iShares MSCI USA Value Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203212 | iShares MSCI USA Quality Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000203212 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000203212 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C000203212 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258195 | Software
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000258195 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000258195 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258195 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258195 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000258195 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000258195 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000258195 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258195 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258195 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000258195 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258195 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000258195 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000234864 | Software
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000234864 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000234864 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234864 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234864 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000234864 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234864 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000234864 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234864 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234864 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234864 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234864 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000234864 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000014724 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014724 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014724 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014724 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014724 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000014724 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014724 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014724 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014724 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014724 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014724 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014724 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000014724 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014725 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014725 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014725 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014725 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014725 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000014725 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014725 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014725 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014725 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014725 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014725 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014725 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000014725 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014727 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014727 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014727 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014727 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014727 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000014727 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014727 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014727 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014727 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014727 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014727 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014727 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000014727 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258088 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258088 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258088 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000258088 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258088 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000258088 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258088 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258088 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258088 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258088 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258088 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000258088 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000258088 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000258088 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000258088 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000258088 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258089 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258089 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258089 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000258089 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258089 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000258089 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000258089 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258089 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258089 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258089 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258089 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000258089 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000258089 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000258089 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000258089 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000258089 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234865 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000234865 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234865 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234865 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000234865 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000234865 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234865 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234865 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000234865 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000234865 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234865 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234865 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000234865 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258197 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258197 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258197 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000258197 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258197 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000258197 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258197 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258197 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000258197 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000258197 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258197 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258197 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000258197 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000258196 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258196 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000258196 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000258196 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258196 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000258196 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258196 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258196 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000258196 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000258196 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258196 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258196 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000258196 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234866 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000234866 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234866 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000234866 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234866 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000234866 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234866 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234866 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000234866 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234866 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234866 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234866 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000234866 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210766 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000210766 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210766 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210766 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210766 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000210766 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210766 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000210766 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210766 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210766 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210766 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000210766 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210767 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000210767 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210767 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210767 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210767 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000210767 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210767 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000210767 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210767 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000210767 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210767 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210767 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000210767 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258198 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000258198 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258198 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000258198 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258198 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258198 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258198 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000258198 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000258198 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000258198 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000258198 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258198 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000258198 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234867 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000234867 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234867 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000234867 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234867 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234867 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234867 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234867 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234867 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000234867 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000234867 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234867 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000234867 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059820 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000059820 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059820 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059820 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059820 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000059820 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059820 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059820 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059820 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059820 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059820 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059820 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000059820 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059820 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000059821 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000059821 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059821 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059821 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059821 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000059821 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059821 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000059821 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059821 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059821 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059821 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059821 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000059821 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059821 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000059811 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059811 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059811 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059811 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059811 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059811 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000059811 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059811 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059811 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059811 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059811 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059811 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000059811 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059811 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000059812 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000059812 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059812 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059812 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000059812 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059812 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000059812 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059812 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059812 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059812 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059812 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000059812 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059812 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000059797 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059797 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059797 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059797 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059797 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059797 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059797 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059797 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059797 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059797 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059797 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059797 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059797 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000059797 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000059797 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000059797 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000059797 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059797 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059798 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059798 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059798 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059798 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059798 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059798 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059798 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059798 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059798 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059798 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059798 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059798 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059798 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000059798 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000059798 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000059798 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000059798 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059798 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112229 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112229 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112229 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000112229 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112229 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112229 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112229 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112229 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112229 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112229 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112229 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112229 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112229 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000112229 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000112229 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000112229 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000112229 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112229 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059799 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059799 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059799 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059799 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059799 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059799 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059799 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059799 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059799 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059799 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059799 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059799 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059799 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000059799 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000059799 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000059799 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000059799 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059799 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059825 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059825 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059825 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000059825 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059825 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059825 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059825 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059825 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059825 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059825 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059825 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059825 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059825 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000059825 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000059825 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059825 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000059825 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059825 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000059826 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059826 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059826 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000059826 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059826 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059826 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059826 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059826 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059826 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059826 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059826 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059826 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059826 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000059826 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000059826 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059826 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000059826 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059826 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000059827 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059827 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059827 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000059827 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059827 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059827 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059827 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059827 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059827 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059827 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059827 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059827 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059827 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000059827 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000059827 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059827 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000059827 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059827 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000014749 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014749 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014749 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000014749 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014749 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014749 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000014749 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014749 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014749 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014749 | Media
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014749 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014749 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014749 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014749 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000014749 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014749 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014749 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000014749 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138646 | American Funds Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000138646 | American Balanced Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000138646 | American Funds Washington Mutual Investors Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000138646 | Bond Fund of America (The), R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000138646 | American Funds U.S. Government Securities Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138646 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138646 | Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000138646 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000138646 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000138647 | American Funds Growth-Income Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000138647 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138647 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000014721 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014721 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014721 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014721 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000014721 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014721 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014721 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014721 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014721 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014721 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014721 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014721 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000014721 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014721 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000014722 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014722 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014722 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014722 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000014722 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014722 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014722 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014722 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014722 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014722 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014722 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014722 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000014722 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014722 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000034093 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034093 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034093 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034093 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000034093 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034093 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034093 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034093 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034093 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034093 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034093 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034093 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000034093 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000034093 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
C000014739 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014739 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014739 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000014739 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014739 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014739 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014739 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014739 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014739 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014739 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014739 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014739 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000014739 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014739 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000014740 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014740 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014740 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000014740 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014740 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014740 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014740 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014740 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014740 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014740 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014740 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014740 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000014740 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014740 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000014742 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014742 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014742 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000014742 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014742 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014742 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014742 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014742 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014742 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014742 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014742 | Automobile Components
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014742 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000014742 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014742 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000014743 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014743 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014743 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014743 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014743 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014743 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014743 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014743 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000014743 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014743 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014743 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014743 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000014743 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014743 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000014744 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014744 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014744 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014744 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014744 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014744 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014744 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014744 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000014744 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014744 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014744 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014744 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000014744 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014744 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000014746 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014746 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014746 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014746 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014746 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014746 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014746 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014746 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000014746 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000014746 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014746 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014746 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000014746 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014746 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(9.80%)
C000258086 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000258086 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258086 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258086 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000258086 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000258086 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000258086 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000258086 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000258086 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000258086 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258086 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258086 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000258086 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258086 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258085 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000258085 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258085 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000258085 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000258085 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000258085 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000258085 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000258085 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000258085 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000258085 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258085 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000258085 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000258085 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000258085 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074475 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074475 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074475 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000074475 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000074475 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074475 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074475 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074475 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074475 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000074475 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074475 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074475 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000074475 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074475 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220664 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220664 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220664 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000220664 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000220664 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220664 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220664 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220664 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220664 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220664 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220664 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220664 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000220664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220664 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220663 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220663 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220663 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000220663 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000220663 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220663 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220663 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220663 | France
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220663 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220663 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220663 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220663 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000220663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220663 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059822 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059822 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059822 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059822 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000059822 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059822 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000059822 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000059822 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059822 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059822 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059822 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059822 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000059822 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059823 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059823 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059823 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059823 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000059823 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000059823 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000059823 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000059823 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000059823 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000059823 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059823 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059823 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000059823 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033129 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033129 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033129 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033129 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000033129 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033129 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033129 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033129 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033129 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033129 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033129 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033129 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000033129 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033129 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000033130 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033130 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033130 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033130 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000033130 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033130 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033130 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033130 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033130 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033130 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033130 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033130 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000033130 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033130 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000014735 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014735 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000014735 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014735 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000014735 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014735 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014735 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014735 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014735 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014735 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014735 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014735 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014735 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014735 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000034094 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000034094 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000034094 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034094 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000034094 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034094 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034094 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034094 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034094 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034094 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034094 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000034094 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034094 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000033510 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033510 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033510 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033510 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033510 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033510 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033510 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000033510 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000033510 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033510 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033510 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033510 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000033510 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000033510 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000033512 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033512 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033512 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033512 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033512 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033512 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033512 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000033512 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000033512 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033512 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033512 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033512 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000033512 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000033512 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000014754 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014754 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014754 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000014754 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014754 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014754 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014754 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014754 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000014754 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014754 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014754 | Passenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014754 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014754 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000014754 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014754 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014754 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000014754 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014754 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014754 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014754 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000014754 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000014754 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014754 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216457 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000216457 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216457 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216457 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000216457 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216457 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000216457 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216457 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216457 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000216457 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216457 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216457 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000216457 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059817 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059817 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059817 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059817 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000059817 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059817 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059817 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059817 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059817 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059817 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059817 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059817 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000059817 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059817 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000059818 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059818 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059818 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059818 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000059818 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059818 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059818 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059818 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059818 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059818 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059818 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000059818 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059818 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)